ECLIPSE FUNDS

                        Supplement Dated January 15, 1999
                         to Prospectus Dated May 1, 1998


(A) The following three paragraphs are inserted (1) before the last paragraph on page 4 under "Table of Fees and Expenses" and (2) after the first paragraph in the second column on page 24:

         With respect to the Ultra Short Term Income Fund, the Manager has voluntarily agreed to reduce its fee payable under the 1994 Contract, as defined herein, from an annual rate of 0.40% of the Fund's average daily net assets to an annual rate of 0.20% of the Fund's average daily net assets for a three year period ending December 31, 2001.

With respect to the Balanced Fund, the management fee payable to the Manager has been reduced, effective January 1, 1999, from an annual rate of 0.80% of the Fund's average daily net assets to an annual rate of 0.75% of the Fund's average daily net assets pursuant to an October 20, 1998 amendment to the 1987 Contract, as defined herein.

With respect to the Growth and Income Fund, the Manager is no longer waiving a portion of its fee payable under the 1994 Contract, as defined herein, and is no longer maintaining the expense ratio at a level not to exceed 0.95% (including certain indirect expenses).


(B) The annual management fee rate of 0.80% for the Balanced Fund is amended to 0.75% wherever listed in the management fee schedules (1) under "The Manager" on page 9 and (2) under "Investment Management Contracts" on page 24.

(C) The mailing address of the Trust and Towneley Capital Management, Inc., listed as 144 E. 30th Street, New York, New York, 10016, in the Prospectus, is changed to:

                        470 Park Avenue South, 16th Floor
                            New York, New York 10016

(D) Effective January 1, 1999, the Eclipse Equity Fund was renamed Eclipse Small Cap Value Fund, and the Eclipse Growth and Income Fund was renamed Eclipse Mid Cap Value Fund.

                                  ECLIPSE FUNDS

                        Supplement Dated January 15, 1999
            to Statement of Additional Information Dated May 1, 1998

(A) The following three paragraphs are inserted after the fifth complete paragraph under the management fee schedule on page 9:

         With respect to the Ultra Short Term Income Fund, the Manager has voluntarily agreed to reduce its fee payable under the 1994 Contract, as defined herein, from an annual rate of 0.40% of the Fund's average daily net assets to an annual rate of 0.20% of the Fund's average daily net assets for a three year period ending December 31, 2001.

     With respect to the Balanced Fund, the management fee payable to the Manager has been reduced, effective January 1, 1999, from an annual rate of 0.80% of the Fund's average daily net assets to an annual rate of 0.75% of the Fund's average daily net assets pursuant to an October 20, 1998 amendment to the 1987 Contract, as defined herein.

     With respect to the Growth and Income Fund, the Manager is no longer waiving a portion of its fee payable under the 1994 Contract, as defined herein, and is no longer maintaining the expense ratio at a level not to exceed 0.95% (including certain indirect expenses).

(B) The annual management fee rate of 0.80% for the Balanced Fund is amended to 0.75% where listed in the management fee schedule on page 9 under "Manager".

(C) The mailing address of the Trust and Towneley Capital Management, Inc., listed as 144 E. 30th Street, New York, New York, 10016, in the Statement of Additional Information, is changed to:

                        470 Park Avenue South, 16th Floor
                            New York, New York 10016

(D) Effective January 1, 1999, the Eclipse Equity Fund was renamed Eclipse Small Cap Value Fund, and the Eclipse Growth and Income Fund was renamed Eclipse Mid Cap Value Fund.